Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 633,102	$ 319,832
Cost of revenue	210,390	161,008
Operating expenses:
Research and development	1,739,833	1,752,669
General and administrative	10,652,894	3,941,783
Total operating expenses	12,392,727	5,694,452
Loss from operations	(11,970,015)	(5,535,628)
Other income (expense), net:
Change in fair value of derivative warrant liabilities	2,008,872
Reverse recapitalization issuance costs in excess of gross proceeds	(6,566,821)
Common stock purchase agreement issuance costs	(1,029,077)
Gain on debt extinguishment		160,588
Change in fair value of convertible notes		(76,738)
Interest expense	(20,391)
Other expense, net	(426,666)
Total other (expense) income, net	(6,034,083)	83,850
Net loss and comprehensive loss	(18,004,098)	(5,451,778)
Less: accretion of convertible preferred stock to redemption value	(373,856)
Net loss attributable to common stockholders or unit holders	$ (18,377,954)	$ (5,451,778)
Net loss per share or unit attributable to common stockholders or unit holders-basic	$ (1.76)	$ (1.81)
Net loss per share or unit attributable to common stockholders or unit holders-diluted	$ (1.76)	$ (1.81)
Weighted-average number of common shares or units used in computing net loss per share or unit attributable to common stockholders or unit holders - basic	10,452,697	3,012,603
Weighted-average number of common shares or units used in computing net loss per share or unit attributable to common stockholders or unit holders - diluted	10,452,697	3,012,603